Schedule of Investments (unaudited) January 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
ZTO Express Cayman, Inc., ADR	1,139	$37,678

Auto Components — 0.1%
Tianneng Power International Ltd.	4,000	7,888

Automobiles — 0.6%
BYD Co. Ltd., Class A	200	7,591
BYD Co. Ltd., Class H	1,000	30,204
Geely Automobile Holdings Ltd.	1,000	3,625
NIO, Inc., ADR(a)	105	5,985
Yadea Group Holdings Ltd.(b)	4,000	10,402

		57,807

Banks — 9.6%
Agricultural Bank of China Ltd., Class A	89,300	43,574
Agricultural Bank of China Ltd., Class H	163,000	58,775
Bank of China Ltd., Class H	198,000	67,020
Bank of the Philippine Islands	5,750	9,494
BDO Unibank, Inc.	11,180	23,345
China Construction Bank Corp., Class H	52,000	39,386
E.Sun Financial Holding Co. Ltd.	45,000	37,923
First Financial Holding Co. Ltd.	203,000	146,262
Hong Leong Bank Bhd	7,600	32,399
Hua Nan Financial Holdings Co. Ltd.	84,000	51,442
Industrial & Commercial Bank of China Ltd., Class A	48,600	38,324
Industrial & Commercial Bank of China Ltd., Class H	137,000	87,388
Mega Financial Holding Co. Ltd.	143,000	143,623
Postal Savings Bank of China Co. Ltd., Class A	11,100	9,419
Postal Savings Bank of China Co. Ltd., Class H(b)	90,000	64,211
Taiwan Cooperative Financial Holding Co. Ltd.	213,000	145,634

		998,219

Beverages — 1.4%
China Resources Beer Holdings Co. Ltd.	8,000	70,534
Fraser & Neave Holdings Bhd	9,500	74,766

		145,300

Biotechnology — 1.1%
BeiGene Ltd., ADR(a)	147	47,040
China Biologic Products Holdings Inc.(a)	420	49,497
Jinyu Bio-Technology Co. Ltd., Class A	1,700	5,989
Shanghai RAAS Blood Products Co. Ltd., Class A	7,700	8,619

		111,145

Chemicals — 0.9%
PhosAgro PJSC, GDR, Registered Shares	5,232	81,870
Shin Foong Specialty & Applied Materials Co. Ltd.	2,000	9,670

		91,540

Commercial Services & Supplies — 0.0%
Dynagreen Environmental Protection Group Co. Ltd., Class H	12,000	4,931

Communications Equipment — 0.4%
Arcadyan Technology Corp.	8,000	26,299
Hengtong Optic-Electric Co. Ltd., Class A	5,400	10,273
ZTE Corp., Class A	1,000	4,970

		41,542

Construction & Engineering — 0.1%
China Conch Venture Holdings Ltd.	1,500	7,132

Diversified Consumer Services — 1.0%
Fu Shou Yuan International Group Ltd.	22,000	20,930

Security	Shares	Value

Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc., ADR(a)	246	$41,205
Offcn Education Technology Co. Ltd., Class A	3,100	19,007
TAL Education Group, ADR(a)	228	17,528

		98,670

Diversified Telecommunication Services — 3.7%
China Tower Corp. Ltd., Class H(b)	180,000	25,916
Chunghwa Telecom Co. Ltd.	36,000	138,949
Chunghwa Telecom Co. Ltd., ADR	241	9,327
Hellenic Telecommunications Organization SA	1,800	26,164
KT Corp., ADR(a)	6,431	67,654
Telefonica Brasil SA, ADR	14,647	120,984

		388,994

Electric Utilities — 0.7%
Manila Electric Co.	13,400	72,601

Electrical Equipment — 0.3%
Guoxuan High-Tech Co. Ltd., Class A(a)	800	4,523
NARI Technology Co. Ltd., Class A	1,300	5,914
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,200	4,926
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,000	6,249
Zhejiang Chint Electrics Co. Ltd., Class A	900	5,151

		26,763

Electronic Equipment, Instruments & Components — 0.8%
Chroma ATE Inc.	1,000	6,719
Delta Electronics, Inc.	1,000	10,066
Synnex Technology International Corp.	34,000	54,793
Unisplendour Corp. Ltd., Class A	1,600	5,089
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	400	5,524

		82,191

Entertainment — 2.0%
Giant Network Group Co. Ltd., Class A	14,100	37,706
NCSoft Corp.	65	55,071
NetEase, Inc., ADR	528	60,715
Netmarble Corp.(a)(b)	63	7,380
RS PCL, NVDR	37,700	28,889
Tencent Music Entertainment Group, ADR(a)	547	14,550

		204,311

Food & Staples Retailing — 4.1%
CP ALL PCL, NVDR(a)	16,800	32,070
DaShenLin Pharmaceutical Group Co. Ltd., Class A	3,100	47,587
Laobaixing Pharmacy Chain JSC, Class A	700	7,831
President Chain Store Corp.	15,000	142,927
Puregold Price Club Inc.	53,300	39,830
Spar Group Ltd.	1,180	15,140
Sun Art Retail Group Ltd.	44,000	45,530
Wal-Mart de Mexico SAB de CV	15,812	45,009
X5 Retail Group NV, GDR	653	23,023
Yifeng Pharmacy Chain Co. Ltd., Class A	1,600	25,141

		424,088

Food Products — 3.7%
China Feihe Ltd.(b)	2,000	5,964
China Mengniu Dairy Co. Ltd.(a)	6,000	35,682
Dali Foods Group Co. Ltd.(b)	79,500	47,882
Fu Jian Anjoy Foods Co. Ltd., Class A	500	19,141
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,700	12,365

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Nestle Malaysia Bhd	3,700	$125,112
PPB Group BHD	2,700	12,336
Standard Foods Corp.	14,000	28,242
Tingyi Cayman Islands Holding Corp.	8,000	15,896
Toly Bread Co. Ltd., Class A	3,400	29,366
Tongwei Co. Ltd., Class A	800	5,672
Uni-President China Holdings Ltd.	27,000	32,639
Want Want China Holdings Ltd.	27,000	19,389

		389,686

Gas Utilities — 1.3%
China Gas Holdings Ltd.	2,800	9,854
China Resources Gas Group Ltd.	6,000	29,887
ENN Energy Holdings Ltd.	2,400	37,014
Petronas Gas BHD	15,400	60,983

		137,738

Health Care Equipment & Supplies — 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	41,595

Health Care Providers & Services — 1.3%
Bangkok Dusit Medical Services PCL, NVDR	92,800	64,004
Bumrungrad Hospital PCL, NVDR	6,800	28,433
Jointown Pharmaceutical Group Co. Ltd.(a)	5,200	15,222
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,900	27,483

		135,142

Hotels, Restaurants & Leisure — 1.3%
Haidilao International Holding Ltd.(b)	5,000	41,981
Yum China Holdings, Inc.	1,714	97,201

		139,182

Household Products — 0.1%
Vinda International Holdings Ltd.	3,000	10,119

Independent Power and Renewable Electricity Producers — 1.7%
B Grimm Power PCL, NVDR	3,000	5,093
China Longyuan Power Group Corp. Ltd., Class H	6,000	8,783
China Yangtze Power Co. Ltd., Class A	22,600	68,865
Energy Absolute PCL, NVDR	3,200	6,914
Gulf Energy Development PCL, NVDR	4,200	4,689
Sichuan Chuantou Energy Co. Ltd., Class A	51,000	86,550

		180,894

Interactive Media & Services — 2.1%
NAVER Corp.	306	93,370
SINA Corp.(a)	155	6,482
Tencent Holdings Ltd.	1,000	89,104
Yandex NV, Class A(a)	497	31,132

		220,088

Internet & Direct Marketing Retail — 4.1%
Alibaba Group Holding Ltd., ADR(a)	496	125,900
JD.com, Inc., ADR(a)	1,052	93,302
Meituan, Class B(a)	2,400	110,662
momo.com Inc.	1,000	28,104
Pinduoduo, Inc., ADR(a)	351	58,164
Vipshop Holdings Ltd., ADR(a)	292	8,007

		424,139

IT Services — 2.3%
Beijing Sinnet Technology Co. Ltd., Class A	4,300	10,906
GDS Holdings Ltd., ADR(a)	106	10,977

Security	Shares	Value

IT Services (continued)
Infosys Ltd., ADR	4,918	$83,016
Samsung SDS Co. Ltd.	124	21,593
Wipro Ltd., ADR	18,026	110,860

		237,352

Life Sciences Tools & Services — 0.5%
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	700	15,392
WuXi AppTec Co. Ltd., Class A	500	12,859
WuXi AppTec Co. Ltd., Class H(b)	1,100	26,166

		54,417

Machinery — 0.2%
Sinotruk Hong Kong Ltd.	2,500	7,789
Weichai Power Co. Ltd., Class A	2,000	6,538
Weichai Power Co. Ltd., Class H	3,000	8,848

		23,175

Marine — 0.3%
MISC BHD	24,400	35,895

Media — 0.2%
Shanghai Oriental Pearl Group Co. Ltd., Class A	12,300	16,600

Metals & Mining — 1.3%
Cia de Minas Buenaventura SAA, ADR(a)	5,237	53,313
Ganfeng Lithium Co. Ltd., Class A	300	5,537
Ganfeng Lithium Co. Ltd., Class H(b)	600	8,371
Southern Copper Corp.	537	35,662
Zhaojin Mining Industry Co. Ltd., Class H	23,500	25,285
Zhongjin Gold Corp. Ltd.	4,200	5,453

		133,621

Oil, Gas & Consumable Fuels — 0.3%
Petronas Dagangan BHD	6,000	28,662

Personal Products — 1.2%
Hengan International Group Co. Ltd.	7,000	50,064
LG Household & Health Care Ltd.	54	75,171

		125,235

Pharmaceuticals — 3.3%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	9,700	37,278
CSPC Pharmaceutical Group Ltd.	8,000	8,133
Dr Reddy’s Laboratories Ltd., ADR	633	38,790
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	12,000	65,358
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,000	48,112
Richter Gedeon Nyrt	4,252	119,777
SCI Pharmtech, Inc.	4,000	12,815
Sino Biopharmaceutical Ltd.	12,000	11,140

		341,403

Road & Rail — 2.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	51,300	42,831
BTS Group Holdings PCL	100	32
BTS Group Holdings PCL, NVDR	138,000	43,473
CJ Logistics Corp.(a)	100	14,993
Daqin Railway Co. Ltd., Class A	121,100	119,500

		220,829

Semiconductors & Semiconductor Equipment — 1.9%
Everlight Electronics Co. Ltd.	4,000	5,918
Foxsemicon Integrated Technology Inc.	1,000	7,680
GCL System Integration Technology Co. Ltd., Class A(a)	8,000	5,013
LONGi Green Energy Technology Co. Ltd., Class A	400	6,634

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Sanan Optoelectronics Co. Ltd., Class A	1,100	$5,020
Sino-American Silicon Products Inc.	1,000	5,388
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	147,934
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,200	5,045
Xinyi Solar Holdings Ltd.	4,000	8,752

		197,384

Software — 0.4%
Kingdee International Software Group Co. Ltd.(a)	4,000	16,023
Shanghai Baosight Software Co. Ltd., Class A	2,000	20,601

		36,624

Specialty Retail — 1.5%
China Tourism Group Duty Free Corp. Ltd., Class A	900	40,861
Com7 PCL, NVDR	14,700	21,169
GOME Retail Holdings Ltd.(a)	104,000	16,710
Home Product Center PCL, NVDR	90,400	41,224
Suning.com Co. Ltd., Class A	27,000	27,628
Zhongsheng Group Holdings Ltd.	2,000	11,713

		159,305

Technology Hardware, Storage & Peripherals — 4.4%
Asustek Computer, Inc.	6,000	61,311
Chicony Electronics Co. Ltd.	14,000	43,172
Compal Electronics, Inc.	158,000	120,851
Lenovo Group Ltd.	20,000	23,279
Lite-On Technology Corp.	63,000	123,388
Samsung Electronics Co. Ltd.	727	53,149
Xiaomi Corp., Class B(a)(b)	9,000	33,612

		458,762

Textiles, Apparel & Luxury Goods — 1.2%
Anta Sports Products Ltd.	3,000	49,405
Shenzhou International Group Holdings Ltd.	3,900	76,056

		125,461

Tobacco — 0.9%
KT&G Corp.(a)	1,311	93,798

Transportation Infrastructure — 1.9%
Anhui Expressway Co. Ltd., Class H	40,000	25,181
Dalian Port PDA Co. Ltd.	70,000	7,024
Jiangsu Expressway Co. Ltd., Class H	40,000	46,386
Shenzhen Expressway Co. Ltd., Class H	6,000	5,510
Sichuan Expressway Co. Ltd., Class H	70,000	15,945
Taiwan High Speed Rail Corp.	24,000	24,755
Westports Holdings BHD	71,400	75,686

		200,487

Water Utilities — 1.1%
Guangdong Investment Ltd.	44,000	77,064
Luenmei Quantum Co. Ltd., Class A	23,200	34,789

		111,853

Wireless Telecommunication Services — 8.0%
Advanced Info Service PCL, NVDR	23,900	137,078

Security	Shares	Value

Wireless Telecommunication Services (continued)
DiGi.Com BHD	39,200	$36,673
Far EasTone Telecommunications Co. Ltd.	69,000	147,763
Globe Telecom, Inc.	895	36,082
Intouch Holdings PCL, NVDR	27,300	50,953
Maxis Bhd	101,700	119,795
SK Telecom Co. Ltd.	365	79,602
Taiwan Mobile Co. Ltd.	42,000	144,210
Turkcell Iletisim Hizmetleri, ADR	11,836	64,269
Vodacom Group Ltd.	2,413	19,683

		836,108

Total Common Stocks — 76.2% (Cost: $7,750,142)		7,916,354

Investment Companies

Equity Funds — 2.1%
iShares MSCI Qatar ETF(c)	11,898	221,898

Total Investment Companies — 2.1% (Cost: $220,890)		221,898

Preferred Securities

Preferred Stocks — 0.4%

Personal Products — 0.4%
LG Household & Health Care Ltd., Preference Shares	67	41,938

Total Preferred Securities — 0.4% (Cost: $45,730)		41,938

Total Long-Term Investments — 78.7% (Cost: $8,016,762)		8,180,190

Short-Term Securities

Money Market Funds — 18.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d	1,901,254	1,901,254

Total Short-Term Securities — 18.3% (Cost: $1,901,254)		1,901,254

Total Investments — 97.0% (Cost: $9,918,016)		10,081,444

Other Assets Less Liabilities — 3.0%		313,376

Net Assets — 100.0%		$10,394,820

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/22/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$—		$1,901,254	(b)	$—	$—	$—	$1,901,254	1,901,254	$46	$—
iShares MSCI Qatar ETF	—		220,890		—	—	1,008	221,898	11,898	—	—

						$—	$1,008	$2,123,152		$46	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MCSI India Index	11	03/19/21	$860	$27,793
MSCI Emerging Markets Index	10	03/19/21	663	(16,007)
MSCI Saudi Arabia Index	53	03/19/21	652	9,586

				$21,372

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Air Freight & Logistics	$37,678	$—	$—	$37,678
Auto Components	—	7,888	—	7,888
Automobiles	5,985	51,822	—	57,807
Banks	—	998,219	—	998,219
Beverages	—	145,300	—	145,300
Biotechnology	96,537	14,608	—	111,145
Chemicals	—	91,540	—	91,540
Commercial Services & Supplies	—	4,931	—	4,931
Communications Equipment	—	41,542	—	41,542
Construction & Engineering	—	7,132	—	7,132
Diversified Consumer Services	58,733	39,937	—	98,670
Diversified Telecommunication Services	197,965	191,029	—	388,994
Electric Utilities	—	72,601	—	72,601
Electrical Equipment	—	26,763	—	26,763
Electronic Equipment, Instruments & Components	—	82,191	—	82,191
Entertainment	75,265	129,046	—	204,311
Food & Staples Retailing	60,149	363,939	—	424,088
Food Products	19,141	370,545	—	389,686
Gas Utilities	—	137,738	—	137,738
Health Care Equipment & Supplies	—	41,595	—	41,595
Health Care Providers & Services	—	135,142	—	135,142
Hotels, Restaurants & Leisure	97,201	41,981	—	139,182
Household Products	—	10,119	—	10,119
Independent Power and Renewable Electricity Producers	—	180,894	—	180,894
Interactive Media & Services	37,614	182,474	—	220,088
Internet & Direct Marketing Retail	285,373	138,766	—	424,139
IT Services	204,853	32,499	—	237,352
Life Sciences Tools & Services	—	54,417	—	54,417
Machinery	—	23,175	—	23,175
Marine	—	35,895	—	35,895
Media	—	16,600	—	16,600
Metals & Mining	88,975	44,646	—	133,621
Oil, Gas & Consumable Fuels	—	28,662	—	28,662
Personal Products	—	125,235	—	125,235
Pharmaceuticals	38,790	302,613	—	341,403
Road & Rail	32	220,797	—	220,829
Semiconductors & Semiconductor Equipment	5,013	192,371	—	197,384
Software	—	36,624	—	36,624
Specialty Retail	—	159,305	—	159,305
Technology Hardware, Storage & Peripherals	—	458,762	—	458,762
Textiles, Apparel & Luxury Goods	—	125,461	—	125,461
Tobacco	—	93,798	—	93,798
Transportation Infrastructure	—	200,487	—	200,487
Water Utilities	—	111,853	—	111,853
Wireless Telecommunication Services	64,269	771,839	—	836,108
Investment Companies	221,898	—	—	221,898
Preferred Securities
Preferred Stocks	—	41,938	—	41,938
Short-Term Securities
Money Market Funds	1,901,254	—	—	1,901,254

	$3,496,725	$6,584,719	$—	$10,081,444

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$37,379	$—	$—	$37,379
Liabilities
Equity Contracts	(16,007)	—	—	(16,007)

	$21,372	$—	$—	$21,372

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

6